LONG TERM NOTE PAYABLE AND CREDIT FACILITY - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended		24 Months Ended	27 Months Ended
	Mar. 31, 2024 USD ($) aircraft	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Mar. 31, 2024 USD ($) aircraft	Oct. 05, 2022 USD ($) aircraft
Line of Credit Facility [Line Items]
Proceeds from lines of credit	$ 0	$ 1,000	$ 1,000	$ 4,950
Amortization of debt discount	46	48	183	42
Interest expense	1,100	222	$ 2,170	$ 65
SAC Leasing G280 LLC Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 40,500					$ 40,500	$ 40,500
Gulfstream G-280
Line of Credit Facility [Line Items]
Purchase obligation, number of aircrafts | aircraft	4		4	4	4	4	4
Purchase obligation	$ 34,000		$ 40,000	$ 79,000	$ 40,000	$ 34,000
Purchase commitment, amount paid			3,000		30,000	45,000
Line of Credit | SAC Leasing G280 LLC Credit Facility
Line of Credit Facility [Line Items]
Proceeds from lines of credit	6,000		24,000
Long-term debt, gross	33,750		27,750	4,500	27,750	33,750
Closing financing costs	45		548	357	$ 548	45
Amortization of debt discount	47	$ 29	$ 146	$ 27
Line of credit facility, maximum borrowing capacity							$ 40,500
Line of Credit | SAC Leasing G280 LLC Credit Facility | Maximum
Line of Credit Facility [Line Items]
Maturity period			35 months	35 months	35 months
Promissory Note | Promissory Note | Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 34,500		$ 28,500		$ 28,500	$ 34,500
Percent of debt obligation sold	60.00%		60.00%		60.00%	60.00%